File No. 333-_______

As filed with the SEC on July 2, 2014

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __

Post-Effective Amendment No.  __

(Check appropriate box or boxes)

MONEY MARKET OBLIGATIONS TRUST

(Exact Name of Registrant as Specified in Charter)

1-800-341-7400

(Area Code and Telephone Number)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

Copies to:

Thomas Early , Esquire

Goodwin Procter LLP

601 S. Figueroa St.

41st Floor

Los Angeles, CA 90017

Acquisition of the assets of

FEDERATED AUTOMATED GOVERNMENT MONEY TRUST

a portfolio of Money Market Obligations Trust

By and in exchange for Automated Shares of

FEDERATED TREASURY OBLIGATIONS FUND

a portfolio of Money Market Obligations Trust

Approximate Date of Proposed Public Offering: As soon as

practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Automated Shares, without par value,

of Federated Treasury Obligations Fund

It is proposed that this filing will become effective

On August 1, 2014 pursuant to Rule 488.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Prospectus/Proxy Statement–
Please Vote Today!
Federated Automated Government Money Trust
(a Portfolio of Money Market Obligations Trust)
Time is of the essence. Voting only takes a few minutes and your participation is important! We recommend that you read the Proxy Statement in its entirety; the explanation will help you decide on the vote.
Thank you in advance for your vote and your continued support of the Federated Funds.
Federated Automated Government Money Trust (AGMT) will hold a special meeting of shareholders on September 30, 2014. Please refer to the enclosed Prospectus/Proxy Statement as well as the highlighted information below for details on the proposal.
Why am I being asked to vote?
Certain mutual funds are required to obtain shareholders' votes for certain types of events, like the one described here and in the accompanying Prospectus/Proxy Statement. As a shareholder, you have a right to vote on these events, and we urge you to do so. A prompt response will save the expense of additional follow-up mailings and solicitations.
What is the proposal?
The proposal is to reorganize AGMT into Federated Treasury Obligations Fund (TOF) (the “Reorganization”).
Why has the Board of Trustees recommended that I vote in favor of the proposal?
•	The Board of Trustees of both AGMT and TOF, including a majority of the trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) recommends you vote in favor of the proposal because it believes that the Reorganization is in the best interests of AGMT and its shareholders and that the interests of existing shareholders will not be diluted as a result of the Reorganization.
•	After the Reorganization, shareholders of AGMT will be invested in a fund with substantially similar investment objectives and strategies, lower gross and net expenses and increased purchasing power in the marketplace.
Please see the section entitled “Summary—Reasons for the Proposed Reorganization” in the Prospectus/Proxy Statement for more information.
How will the Reorganization affect my investment?
•	The cash value of your investment will not change as a result of the Reorganization and you will not have to pay any sales charge in connection with the transfer of your assets.
•	Under the plan, AGMT will transfer all or substantially all of its assets to TOF, in exchange for Automated Shares of TOF. Automated Shares of TOF will be distributed pro rata by AGMT to its shareholders in complete liquidation and termination of AGMT. As a result of the Reorganization, each shareholder of AGMT will become the shareholder of Automated Shares of TOF, having a total net asset value (NAV) equal to the total NAV of the shareholder's holdings in AGMT on the date of the Reorganization.

If you own shares In:	You will receive shares of:
AGMT	TOF Automated Shares

•	The Reorganization is expected to be a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
•	AGMT will distribute any undistributed income and realized capital gains accumulated prior to the Reorganization to its shareholders. These distributions, if any, will be taxable.
When will the Reorganization occur?
Assuming shareholder approval is obtained, the Reorganization is currently expected to occur after the close of business on or about October 10, 2014.

What are the costs associated with the Reorganization?
AGMT will pay the expenses associated with the Reorganization which are estimated to be $40,800; provided that TOF will pay registration fees with respect to securities issued pursuant to the Reorganization, on an as-incurred basis. Given the waiver positions of AGMT and TOF and the fact that AGMT and TOF are being operated at the applicable voluntary expense caps, the Adviser expects that the Adviser and its affiliates will indirectly pay the expenses that AGMT and TOF are being asked to pay.
Will my current account options transfer over to my new account?
Yes, these servicing features will transfer automatically to your TOF Automated Shares account. However, if you participate in a systematic investment program you will receive a communication requesting that you confirm your continued participation in such a plan.
What should I do in connection with the Reorganization?
Please vote your shares today. If the Reorganization is approved, your shares will automatically be exchanged for TOF Automated Shares. Please do not attempt to make the Reorganization exchange into TOF Automated Shares yourself.
How do I vote?
There are several ways in which you can cast your vote:
•	Online – Use the web address on the proxy card;
•	Telephone – Use the toll-free telephone number on the proxy card;
•	Mail – Complete and return the proxy card in the enclosed postage paid envelope; or
•	In Person at the September 30, 2014 meeting.
If you:
1.	Sign and return the proxy card without indicating a preference, your vote will be cast “for” the proposal.
2.	Do not respond at all, we may contact you by telephone to request that you cast your vote.
Whom do I call if I have questions about this Prospectus/Proxy Statement?
Please don't hesitate to contact your Investment Professional or call us toll-free at 1-800-341-7400.
Copies of this Prospectus/Proxy Statement are also available on the internet at www.federatedinvestors.com. Copies of these materials and other information about AGMT and TOF may be obtained without charge by writing or calling the Funds at Federated Investors Funds, 4000 Ericsson Drive, Warrendale, PA 15086-7561 or by calling toll-free 1-800-341-7400. Prospectuses, regulatory reports and fund information concerning AGMT and TOF are also available at www.federatedinvestors.com/fundinformation. You can copy and review information about the Funds at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about AGMT and TOF are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-1520.
Thank you in advance for your vote and your continued support of the Federated Funds.
After careful consideration, the Board of Trustees has unanimously approved this proposal.
The Board of Trustees recommends that you read the enclosed materials carefully and vote FOR the proposal.

MONEY MARKET OBLIGATIONS TRUST
Federated Automated Government Money Trust
4000 Ericsson Drive
Warrendale, PA 15086-7561
Telephone No: 1-800-341-7400
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD September 30, 2014
TO SHAREHOLDERS OF FEDERATED AUTOMATED GOVERNMENT MONEY TRUST:
A special meeting of shareholders of Federated Automated Government Money Trust (AGMT) will be held at 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561, at 10:00 a.m. (Eastern time), on September 30, 2014, for the following purposes:
(1)	To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Treasury Obligations Fund (TOF) would acquire all, or substantially all, of the assets of AGMT in exchange for Automated Shares of TOF to be distributed pro rata by AGMT to its shareholders in a complete liquidation and dissolution of AGMT;
and
(2)	To transact such other business as may properly come before the special meeting or any adjournment thereof.
The Board of Directors has fixed August 1, 2014, as the record date for determination of shareholders entitled to vote at the meeting.
By Order of the Board of Directors,
John W. McGonigle
Secretary
August 1, 2014
PLEASE SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD PROMPTLY.
YOU CAN HELP THE FUNDS AVOID THE NECESSITY AND EXPENSE OF SENDING
FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY RETURNING THE ENCLOSED
PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN,
DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM
MAY BE REPRESENTED AT THE MEETING. THE ENCLOSED ENVELOPE REQUIRES
NO POSTAGE IF MAILED IN THE UNITED STATES.

PROSPECTUS/PROXY STATEMENT
August 1, 2014
Acquisition of the assets of
FEDERATED AUTOMATED GOVERNMENT MONEY TRUST
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Telephone No: 1-800-341-7400
By and in exchange for Shares of
FEDERATED TREASURY OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Telephone No: 1-800-341-7400
This Prospectus/Proxy Statement describes the proposal for the reorganization (the “Reorganization”) pursuant to the Agreement and Plan of Reorganization (the “Plan”), of Federated Automated Government Money Trust (AGMT), with and into Federated Treasury Obligations Fund (TOF). Under the Plan, AGMT would transfer all or substantially all of its assets to TOF, in exchange for Automated Shares of TOF. TOF is expected to be the accounting survivor in the Reorganization. Automated Shares of TOF will be distributed pro rata by AGMT to its shareholders in complete liquidation and termination of AGMT. As a result of the Reorganization, each shareholder holding Shares of AGMT will become the shareholder of Automated Shares of TOF having a total net asset value (NAV) equal to the total NAV of the shareholder's holdings in AGMT on the date of the Reorganization (the “Closing Date”). For purposes of this Prospectus/Proxy Statement, AGMT and TOF may be referred to individually, as applicable, as a “Fund” and, together, as the “Funds.”
The Board of Trustees of Money Market Obligations Trust (the “Trust”), including a majority of the trustees who are not “interested persons” (as that term is defined under the Investment Company Act of 1940 as amended “the 1940 Act”) has determined that the Reorganization is in the best interests of AGMT, and that interests of the existing shareholders of AGMT will not be diluted as a result of the Reorganization. The Board is recommending that shareholders of AGMT approve the Reorganization. Information on the rationale for the Reorganization is included in this Prospectus/Proxy Statement in the section entitled “Summary–Reasons for the Proposed Reorganization.”
The Reorganization is expected to be a tax-free reorganization for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the “Code”). For information on the tax consequences of the Reorganization, see the sections entitled “Summary–Tax Consequences” and “Information about the Reorganization–Federal Income Tax Consequences” in this Prospectus/Proxy Statement.
The investment objective of AGMT is to provide stability of principal and current income consistent with stability of principal. The investment objective of TOF is to provide current income consistent with stability of principal. For a comparison of the investment objectives, policies, limitations and risks of AGMT with those of TOF, see the section entitled “Summary–Comparison of Investment Objectives, Policies and Risks” in this Prospectus/Proxy Statement.
This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about the Funds that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the Prospectus for TOF Automated Shares, dated June 13, 2014, which is incorporated herein by reference. The Statement of Additional Information dated August 1, 2014 relating to this Prospectus/Proxy Statement, contains additional information and has been filed by TOF with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. In addition, each of the following documents is incorporated by reference (legally considered to be part of the Prospectus/Proxy Statement):
1. Prospectus of AGMT dated September 30, 2013 (File Nos. 33-31602 and 811-5950);
2. Statement of Additional Information for AGMT dated September 30, 2013 (File Nos. 33-31602 and 811-5950);
3. Statement of Additional Information for TOF dated September 30, 2013 (revised June 13, 2014) (File Nos. 33-31602 and 811-5950);
4. Annual Report for AGMT dated July 31, 2013 (File Nos. 33-31602 and 811-5950);

5. Annual Report for TOF dated July 31, 2013 (File Nos. 33-31602 and 811-5950);
6. Semi-Annual Report for AGMT dated January 31, 2014 (File Nos. 33-31602 and 811-5950); and
7. Semi-Annual Report for TOF dated January 31, 2014 (File Nos. 33-31602 and 811-5950).
Copies of these materials and other information about AGMT and TOF may be obtained without charge by writing or calling the Funds at the addresses and telephone numbers shown on the previous pages. You can copy and review information about the Funds at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202)551-8090. Reports and other information about AGMT and TOF are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-1520.
Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to Be Held on September 30, 2014: This Proxy Statement is available on the Internet at the website listed on your proxy card(s). On this website, you also will be able to access the Notice of Special Meeting of Shareholders, the form of proxy cards and any amendments or supplements to the foregoing materials that are required to be furnished to shareholders.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.
SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SUMMARY
This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, or incorporated by reference into this Prospectus/Proxy Statement. A form of the Agreement and Plan of Reorganization (the “Plan”) pursuant to which the Reorganization will be conducted is attached to this Prospectus/Proxy Statement as Annex A. The prospectus of TOF Automated Shares accompanies this Prospectus/Proxy Statement.
If the proposal is approved, under the Plan, AGMT will transfer all, or substantially all, of its assets (except for deferred or prepaid expenses to the extent that they do not have a continuing value to TOF, and which are not expected to be material in amount; amounts reserved for payments of AGMT's liabilities; and any additional cash received by AGMT after the Closing Date in excess of accrued liabilities recorded on AGMT's books on or before the Closing Date that is retained by AGMT's Adviser) to TOF in exchange for Automated Shares of TOF. AGMT will be required to discharge all of its respective liabilities and obligations prior to consummation of the Reorganization. TOF is expected to be the accounting survivor of the Reorganization. TOF Automated Shares will be distributed pro rata by AGMT to its shareholders in complete liquidation and termination of AGMT. As a result of the Reorganization, each shareholder of AGMT will become the shareholder of Automated Shares of TOF having a total NAV equal to the total NAV of the shareholder's holdings in AGMT on the date of the Reorganization. After the liquidating distribution is made by AGMT, AGMT will have no shares outstanding. As soon as practicable after the liquidating distribution is made, AGMT will take steps to wind up its affairs.
The investment adviser for AGMT and TOF is Federated Investment Management Company (the “Adviser”).
The Reorganization is expected to be a tax-free Reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). As discussed in more detail in this Prospectus/Proxy Statement, the investment objectives of AGMT and TOF are substantially similar as each of the Funds seeks to provide current income consistent with stability of principal. Each of the Funds is a money market fund subject to Rule 2a-7 under the 1940 Act. There are no material differences in the purchase, exchange rights and procedures, or the dividend and distribution policies of the Funds, which are also described below in this Prospectus/Proxy Statement. Differences in the redemption rights of the Funds, such as the potential to delay payment up to seven days in the case of AGMT, are further discussed herein. In contrast, TOF will wire or mail redemption proceeds within one business day, unless certain circumstances apply as further discussed in “Purchase, Redemption and Exchange Procedures.” Also, the principal risks of the Funds are substantially similar. For more information on the comparison of the investment objectives, policies, and risks of AGMT and TOF, see the section entitled “Summary–Comparison of Investment Objectives, Policies, Limitations and Risks” in this Prospectus/Proxy Statement. More information concerning TOF's shares, as compared to AGMT's shares, is included in this Prospectus/Proxy Statement in the sections entitled “Summary–Procedures for Purchasing, Redeeming and Exchanging Shares,” “Summary–Comparative Fee Tables,” and “Information About the Reorganization–Description of TOF's Share Classes and Capitalization.” Shareholders should review this Prospectus/Proxy Statement carefully for further information on the Funds' investment objectives, policies and procedures as well as the tax consequences of the Reorganization and other considerations relating to the Funds and the Reorganization.
For more complete information, please read the Prospectuses of AGMT and TOF. The Prospectus for TOF Automated Shares accompanies this Prospectus/Proxy Statement.
REASONS FOR THE PROPOSED REORGANIZATION
The investment objective of AGMT is to provide stability of principal and current income consistent with stability of principal. Similarly, TOF's investment objective is to provide current income consistent with stability of principal.
The Reorganization is being proposed to shareholders of AGMT because in the opinion of the Adviser, AGMT's ability to generate significant flows over the long-term is uncertain. As of February 28, 2014, the total net assets of AGMT and TOF were approximately $1.37 billion and $24.1 billion, respectively. Given the asset levels of AGMT in comparison to TOF and the long-term stability of TOF's net asset level, the Adviser believes that the proposed Reorganization will result in AGMT's shareholders receiving shares in a fund with substantially similar investment objectives and strategies that: (i) is more viable; (ii) offers similar level of shareholder services combined with lower gross and net expenses; and (iii) offers increased purchasing power in the marketplace. If the Reorganization is not approved by the shareholders of AGMT, the Adviser will consider recommending the liquidation of AGMT.
The Board of Trustees of AGMT, including a majority of the trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act, has determined, pursuant to Rule 17a-8 of the 1940 Act, that participation in the Reorganization is in the best interests of AGMT and its shareholders and that the interests of the existing shareholders of AGMT will not be diluted as a result of the Reorganization. The Board of Trustees of TOF likewise has approved the

Reorganization on behalf of TOF. Pursuant to Rule 17a-8 of the 1940 Act, the Board of Trustees of TOF, including a majority of the trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act, has determined that the Reorganization is in the best interests of TOF and its shareholders and that the interests of the existing TOF shareholders will not be diluted as a result of the Reorganization.
In considering whether to approve the Reorganization and reaching the above conclusions, the Board of Trustees of each Fund took into consideration a number of factors, including:
•	The compatibility of AGMT's and TOF's investment objectives, policies, and limitations;
•	The lower gross and net expenses of TOF compared to the expenses of AGMT;
•	The greater long-term viability of TOF based on its larger asset size, comparable performance and anticipated stability of flows, compared to AGMT;
•	The fact that the Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes (and that the Funds will receive an opinion of counsel to this effect);
•	That TOF is expected to benefit from the increase in its assets resulting from the Reorganization, allowing it the opportunity for better buying leverage in the securities market and enhanced diversification; and
•	That there will be no dilution to shareholders in connection with the Reorganization, because each AGMT shareholder will become the owner of shares of TOF having a total net asset value equal to the total net asset value of his or her holdings in AGMT on the date of the Reorganization.
With respect to Reorganization-related expenses:
•	TOF will pay registration fees, with respect to securities issued pursuant to the Reorganization, on an as incurred basis;
•	AGMT will pay expenses associated with the Reorganization estimated at $40,800;
•	Given the waiver positions of AGMT and TOF and the fact that AGMT and TOF are being operated at the applicable voluntary expense caps, the Adviser expects that the Adviser and its affiliates will indirectly pay the expenses that AGMT and TOF are being asked to pay.
In sum, AGMT shareholders will be receiving shares in a fund that is more viable with lower gross and net expense ratios. AGMT shareholders also will be receiving shares of TOF in a Reorganization transaction that is intended to be tax-free and therefore will experience a more preferable tax result as compared to a liquidation of AGMT.
TOF will also benefit from the increase in its assets resulting from the Reorganization which will provide TOF shareholders with a fund that offers a larger asset size, better buying leverage in the securities market and enhanced diversification.
Given the above factors, the Adviser believes that the bulk of the benefits of the Reorganization favor AGMT and its shareholders, as opposed to the Adviser and its affiliates, and that, in this instance, the proposed allocation of expenses is reasonable and appropriate, and does not result in unfair dilution nor does it result in AGMT bearing the cost of a transaction where a greater benefit will accrue to another person (such as the Adviser and its affiliates). Based on the information and considerations described above and otherwise in the Prospectus/Proxy Statement, the Board has approved and is recommending that AGMT shareholders approve the Reorganization of AGMT into TOF.
TAX CONSEQUENCES
Tax-Free Reorganization Under The Code
As a condition to the Reorganization, each Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free “reorganization” under applicable provisions of the Internal Revenue Code of 1986, as amended (the “Code”), so that no gain or loss will be recognized directly as a result of the Reorganization by either Fund or by AGMT's shareholders. The tax basis of the shares of TOF received by the AGMT shareholders will be the same as the tax basis of their shares in AGMT. Prior to the Reorganization AMGT will distribute to shareholders any previously undistributed ordinary income and net capital gains accumulated prior to the Reorganization. Any such distributions will be taxable to AGMT shareholders. For further discussion, see “Information About the Reorganization–Federal Income Tax Consequences.”

Distributions and the Treatment of Capital Loss Carryforwards and Realized Gains
As noted above, shareholders generally will not incur capital gains or losses on the exchange of shares of AGMT for shares of TOF as a result of the Reorganization. Shareholders will be responsible for tax obligations associated with monthly, periodic or other dividend or capital gains distributions that occur prior to and after the Reorganization.
For example, shareholders will be responsible for any taxes payable in connection with taxable distributions made, if any, by AGMT immediately prior to the Reorganization. These distributions may include capital gains realized on dispositions of portfolio securities in the ordinary course of business or in connection with the Reorganization. It is anticipated that AGMT will transfer most, if not all, of its portfolio to TOF pursuant to the Reorganization. As of the Closing Date, if any such dispositions of portfolio securities from the portfolio of AGMT result in AGMT having a net capital gain, such capital gain will be distributed to shareholders as a taxable distribution prior to the Reorganization being consummated. AGMT does not currently intend to sell any of its portfolio securities, other than in the ordinary course of business, prior to the Reorganization. Consequently, because AGMT anticipates transferring most, if not all, of its securities to TOF pursuant to the Reorganization, brokerage costs incurred in connection with the Reorganization and the repositioning of AGMT's portfolio are expected to be minimal or non-existent.
As of April 16, 2014, AGMT had estimated year-to-date realized gains of approximately $3,164, and total unrealized gains of approximately $38,112. AGMT did not have any capital loss carryforwards as of July 31, 2013, its last fiscal year for which audited financial statements are available. As of April 16, 2014, TOF had estimated year-to-date realized gains of approximately $74,075, and total unrealized gains of approximately $758,033. TOF did not have any capital loss carryforwards as of July 31, 2013, its last fiscal year for which audited financial statements are available.
Shareholders of AGMT should consult their tax advisors regarding the federal, state and local tax treatment and implications of the Reorganization in light of their individual circumstances.
THE BOARD OF TRUSTEES OF AGMT UNANIMOUSLY RECOMMENDS THAT YOU VOTE “FOR” THE APPROVAL OF THE REORGANIZATION.
COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RISKS
This section will help you compare the investment objectives, policies and risks of the Funds. The investment objectives, policies and risks of the Funds are substantially similar. AGMT and TOF are both treasury funds, with similar objectives and strategies. Both AGMT and TOF are assigned to the iMoneyNet MFR Treasury and Repo Institutional peer group.
The differences in the Funds' investment limitations are also discussed below. Please be aware that the foregoing is only a summary, and this section is only a brief discussion. More complete information may be found in each Fund's prospectus and Statement of Additional Information.
INVESTMENT OBJECTIVES AND POLICIES
The investment objective of AGMT is to provide stability of principal and current income consistent with stability of principal. The investment objective of TOF is to provide current income consistent with stability of principal. Each Fund is a money market fund that seeks to maintain a stable NAV of $1.00 per share.
There is no guarantee that either Fund's investment objectives will be achieved. Each Fund invests primarily in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities.
The Adviser targets a dollar-weighted average portfolio maturity (DWAM) range for each portfolio based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:
•	current U.S. economic activity and the economic outlook;
•	current short-term interest rates;
•	the Federal Reserve Board's policies regarding short-term interest rates; and
•	the potential effects of foreign economic activity on U.S. short-term interest rates.
The Adviser generally shortens each portfolio's DWAM when it expects interest rates to rise and extends the DWAM when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend each portfolio's DWAM by comparing the returns currently offered by different investments to their historical and expected returns.

Each Fund will: (1) maintain a DWAM of 60 days or less; and (2) maintain a weighted average life (WAL) of 120 days or less. Certain of the securities in which each Fund invests may pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”). For purposes of calculating DWAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit a Fund's ability to invest in Adjustable Rate Securities.
Because TOF refers to Treasury investments in its name, the SEC requires the Fund to notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets (plus any borrowings for investment purposes) in Treasury investments.
Because AGMT refers to government investments in its name, the SEC requires the Fund to notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets (plus any borrowings for investment purposes) in government investments.
TEMPORARY CASH POSITIONS
Each Fund may temporarily depart from its principal investment strategies by holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. Such temporary cash positions could affect the Fund's investment returns and/or the Fund's ability to achieve its investment objective.
COMPARISON OF RISKS
Because each Fund has substantially similar investment objectives and policies, their principal risks are also substantially similar. All mutual funds take investment risks. Therefore, even though the Funds are money market funds that seek to maintain a stable NAV, it is possible to lose money by investing in the Funds. An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
The primary factors that may negatively impact each Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce each Fund's daily dividends include:
•	Interest Rate Risk. Prices of U.S. Treasury securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of U.S. Treasury securities with longer maturities.
•	Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
•	Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
•	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
•	Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
•	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus/Proxy Statement. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

COMPARISON OF INVESTMENT LIMITATIONS
Each Fund has fundamental investment limitations which cannot be changed without shareholder approval. Each Fund also has non-fundamental investment limitations which may be changed by the relevant Fund's Board of Trustees without shareholder approval.
The fundamental investment limitations of the Funds are substantially the same; however, there are differences in the fundamental limitations regarding Diversification, Borrowing Money, Issuing Senior Securities, Buying on Margin, Pledging Assets and Lending, and TOF has no investment limitation with respect to short sales.
Additionally, AGMT has the following fundamental investment policies:
AGMT may invest in U.S. Treasury obligations and securities of other investment companies. “U.S. Treasury obligations” refers to instruments which are issued or guaranteed as to principal and interest by the U.S. Treasury and therefore constitute obligations of the United States of America. U.S. Treasury obligations include such instruments as: (i) U.S. Treasury bills, notes and bonds; and (ii) instruments of the Export-Import Bank of the U.S., the General Services Administration, the Small Business Administration and the Washington Metropolitan Area Transit Authority, maturing in 13 months or less from the date of acquisition or purchased pursuant to repurchase agreements which provide for repurchase by the seller within 13 months from the date of acquisition. AGMT may also purchase U.S. Treasury obligations on a when-issued or delayed delivery basis.
AGMT may attempt to increase yield by trading portfolio instruments to take advantage of short-term market variations.
The investment policies described above may not be changed by the Board without shareholder approval, except that the underlined portions of the above policy may be changed without shareholder approval.
The following chart compares the fundamental and non-fundamental limitations of AGMT and TOF:
AGMT	TOF
Diversification (Fundamental) The Fund is a “diversified company” within the meaning of the Investment Company Act of 1940, as amended, and any rules, regulations or interpretations thereunder	Diversification (Fundamental)
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase the securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or if the Fund would own more than 10% of the outstanding voting securities of that issuer.
Borrowing Money (Fundamental)
The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets. In addition, the Fund may enter into repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio investments. This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests where liquidation of portfolio instruments is deemed to be inconvenient or disadvantageous. Interest paid by the Fund on borrowed funds will not be available for investment. The Fund will liquidate any such borrowings as soon as possible.
Issuing Senior Securities (Fundamental)
The Fund will not issue senior securities, except as permitted by its investment objective and policies.	Borrowing Money and Issuing Senior Securities (Fundamental)
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940.
Investing in Real Estate (Fundamental)
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.	Investing in Real Estate (Fundamental) Same

AGMT	TOF
Investing in Commodities (Fundamental) The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.	Investing in Commodities (Fundamental). Same
Underwriting (Fundamental)
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.	Underwriting (Fundamental) Same
Lending Cash or Securities (Fundamental)
The Fund will not lend any of its assets, except that it may purchase or hold U.S. government obligations, to include repurchase agreements, permitted by its investment objective and policies.	Lending (Fundamental)
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
Pledging Assets (Fundamental)
The Fund will not mortgage, pledge or hypothecate any assets of the Fund except in connection with borrowings described in the “Borrowing Money” paragraph above, and in amounts not in excess of the lesser of the dollar amount borrowed or 10% of the value of Fund assets at the time of such borrowings.	Pledging Assets (Non-Fundamental)
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.
Concentration (Fundamental)
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.	Concentration (Fundamental) Same
Selling Short and Buying on Margin (Fundamental)
The Fund will not purchase any portfolio instruments on margin or sell any portfolio instruments short but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio instruments.	Purchases on Margin (Non-Fundamental)
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.
Investing in Illiquid Securities (Non-Fundamental)
The Fund will not acquire securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in such securities.	Investing in Illiquid Securities (Non-Fundamental) Same
Certain Explanatory Language
Both AGMT and TOF include the following explanatory language concerning their fundamental and non-fundamental limitations:
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
AGMT and TOF have the following policy related to Regulatory Compliance:
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the applicable Prospectus and SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
PROCEDURES FOR PURCHASING, REDEEMING AND EXCHANGING SHARES
The procedures for purchasing and exchanging shares of AGMT are substantially similar to those for purchasing, redeeming and exchanging shares of TOF. There are differences in the redemption procedures of the Funds which are further explained herein. See the section entitled “Purchase, Redemption and Exchange Procedures” below for more information regarding these procedures.
COMPARATIVE FEE TABLES
Like all mutual funds, each Fund incurs certain expenses in its operations. These expenses include management fees, as well as the cost of maintaining accounts, administration, providing shareholder liaison and distribution services and other activities.

You will not pay any sales charges in connection with the Reorganization.
Set forth in the tables below is information regarding the fees and expenses incurred by Automated Shares of TOF and Shares of AGMT, and the anticipated pro forma fees for the Automated Shares of TOF after giving effect to the Reorganization. It is anticipated that TOF will be the accounting survivor after the Reorganization.
Federated automated government money trust–Federated TREASURY OBLIGATIONS FUND
Fees and Expenses
This table describes (1) the actual fees and expenses of Federated Automated Government Money Trust for the fiscal year ended July 31, 2013; (2) the anticipated fees and expenses for the Automated Shares (AS) of Federated Treasury Obligations Fund for the fiscal year ended July 31, 2014; and (3) the pro forma fees and expenses of the Automated Shares (AS) of Federated Treasury Obligations Fund on a combined basis after giving effect to the Reorganization.
Shareholder Fees	Federated Automated Government Money Trust	Federated Treasury Obligations Fund–AS	Federated Treasury Obligations Fund–AS Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.50%	0.20%	0.20%
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.47%	0.44%	0.44%
Total Annual Fund Operating Expenses	0.97%	0.64%	0.64%
Fee Waivers and/or Expense Reimbursements	0.38%[1]	0.09%[2]	0.09%[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.59%	0.55%	0.55%
1	Federated Automated Government Money Trust's adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.59% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2014, or (b) the date of the Fund's next effective prospectus. While the Fund's adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees (the “Trustees”).
2	Federated Treasury Obligations Fund's adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's AS class (after the voluntary waivers and/or reimbursements) will not exceed 0.55% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) September 1, 2015, or (b) the date of the Fund's next effective prospectus. While the Fund's adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Example
This example is intended to help you compare the cost of investing in the indicated funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the funds' shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the each fund's shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Federated Automated Government Money Trust	$99	$309	$536	$1,190
Federated Treasury Obligations Fund–AS	$65	$205	$357	$798
Federated Treasury Obligations Fund–AS, Pro Forma Combined	$65	$205	$357	$798
COMPARISON OF POTENTIAL RISKS AND RETURNS: PERFORMANCE INFORMATION
The performance information shown below will help you analyze AGMT's and TOF's investment risks in light of their historical returns. The bar charts compare the potential risks and returns of investing in each Fund. The bar charts provide an indication of the risks of investing in each Fund by showing the variability of each Fund's Share performance on a calendar year-to-year basis. The average annual total return tables show returns averaged over the stated periods for the calendar period ended December 31, 2013.
Federated Automated Government Money Trust
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.
The Fund's total return for the three-month period from January 1, 2014 to March 31, 2014, was 0.00%.
Within the periods shown in the bar chart, the Fund's highest quarterly return was 1.19% (quarter ended December 31, 2006). Its lowest quarterly return was 0.00% (quarter ended December 31, 2013).
Average Annual Total Return Table
The following table represents the Fund's Average Annual Total Returns for the calendar period ended December 31, 2013.
Calendar Period	Fund
1 Year	0.00%
5 Years	0.00%
10 Years	1.33%
The Fund's 7-Day Net Yield as of December 31, 2013, was 0.00%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Federated Treasury Obligations Fund-Automated Shares
Risk/Return Bar Chart
The total returns shown below are for an existing class of shares, Service Shares (SS), offered by Federated Treasury Obligations Fund. The total returns for the SS class are disclosed below because the AS class did not commence operations until June 13, 2014. The total returns for the SS class would be substantially similar to the annual returns for the AS class over the same period and would differ only to the extent the two classes do not have the same expenses. It is anticipated that the expenses of the AS class will be higher than those of the SS class. The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's SS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.
The Fund's SS class total return for the three-month period from January 1, 2014 to March 31, 2014, was 0.00%.
Within the periods shown in the bar chart, the Fund's SS class highest quarterly return was 1.16% (quarter ended December 31, 2006). Its lowest quarterly return was 0.00% (quarter ended December 31, 2013).
Average Annual Total Return Table
The TOF Automated Shares commenced operation on June 13, 2014. The following table represents TOF's SS class Average Annual Total Returns for the calendar period ended December 31, 2013.
Calendar Period	Fund
1 Year	0.01%
5 Years	0.01%
10 Years	1.41%
The Fund's SS class 7-Day Net Yield as of December 31, 2013 was 0.01%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
Financial Highlights
The Financial Highlights for AGMT and TOF are included as Annex B to this Prospectus/Proxy Statement. The Financial Highlights will help you understand each Fund's financial performance for its past five fiscal years. Some of the information is presented on a per-share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.
The fiscal year end of TOF is July 31. As TOF Automated Shares' first fiscal year will end on July 31, 2014, audited financial information for the Fund's Automated Shares is not available as of the date of this Prospectus.
The Financial Highlights information shown in Annex B is for the TOF Service Shares and is for illustrative purposes only. Please note, however, that the Service Shares are subject to different fees and expenses than the Automated Shares, and therefore the financial performance of these two share classes is expected to differ accordingly.

For AGMT, the information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements is included in the Annual Report.
For TOF, the information has been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report.
INVESTMENT ADVISERS
Each Fund is governed by its Board of Trustees which selects and oversees the Adviser. The Adviser serves as investment adviser to both AGMT and TOF. The Adviser manages each Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by AGMT or TOF. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
The Adviser and other subsidiaries of Federated advise approximately 135 equity, fixed-income and money market mutual funds as well as a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds) which totaled approximately $376.1 billion in assets under management as of December 31, 2013. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,400 employees. Federated provides investment products to approximately 6,000 investment professionals and institutions.
The Adviser advises approximately 106 fixed-income and money market mutual funds (including sub-advised funds) and private investment companies, which totaled approximately $254.4 billion in assets as of December 31, 2013.
ADVISORY FEES, SERVICE FEES, SHAREHOLDER FEES AND OTHER EXPENSES
AGMT and TOF pay certain affiliated and non-affiliated service providers fees as described below. The Funds and their affiliated service providers may also pay fees as described below to certain affiliates or to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Funds. For additional information regarding the fees paid by the Funds, please see the section entitled “Summary–Comparative Fee Tables” in this Prospectus/Proxy Statement.
Investment Advisory Fees
AGMT's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.50% of the Fund's average daily net assets. TOF's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse AGMT and TOF for certain operating expenses. The Adviser and its affiliates have also agreed to certain “Fee Limits” as described in the footnote to the “Fees and Example” tables found in the “Comparative Fee Tables” section of this Prospectus/Proxy Statement.
A discussion of the Board's review of each Fund's investment advisory contract is available in each Fund's shareholder reports as they are produced. The relevant TOF semi-annual report is dated January 31, 2014. The relevant AGMT semi-annual report is dated January 31, 2014.
Administrative Fees
Federated Administrative Services (FAS), an affiliate of the Adviser, serves as administrator to both AGMT and TOF and provides certain administrative personnel and services as necessary. FAS provides these services at an annual rate based on the average aggregate daily net assets of each Fund and most of the other Federated funds advised by the Adviser or its affiliates. The rate charged by FAS is based on a scale that ranges from 0.150% on the first $5 billion of average aggregate daily net assets to 0.075% on assets over $20 billion.
Each Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.
Service Fees
TOF and AGMT are a party to a Shareholder Services Agreement under which it may make payments of up to 0.25% of average daily net assets to financial intermediaries, or to Federated Shareholder Services Company, a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include companies affiliated with management of Federated. If a financial intermediary receives Service Fees on an account it is not eligible to also receive Account Administration Fees on the same account.

Account Administration Fees
TOF and AGMT may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and their shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.
Recordkeeping Fees
Each Fund may pay Recordkeeping Fees on an average-net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Fund's shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.
Networking Fees
Each Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Fund and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.
Additional Payments To Financial Intermediaries
Federated Securities Corp, (the “Distributor”) is the distributor for both Funds. The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of a Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the relevant Fund's prospectus and described above because they are not paid by the Fund.
These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments, as described above, made by the Fund to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.
PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES; DIVIDENDS AND DISTRIBUTIONS; TAX INFORMATION; FREQUENT TRADING; PORTFOLIO HOLDINGS DISCLOSURE POLICIES
The transfer agent and dividend-disbursing agent for each Fund is State Street Bank and Trust Company. Procedures for the purchase and exchange of AGMT's Shares are substantially similar to those applicable to the purchase and exchange of TOF's Automated Shares. There are differences in the redemption procedures of the Funds which are further explained herein. Reference is made to the Prospectuses of AGMT and TOF Automated Shares, dated July 31, 2013 and June 13, 2014, respectively, each of which is incorporated herein by reference, for a complete description of the purchase, redemption and exchange procedures applicable to purchases, redemptions and exchanges of AGMT's Shares and TOF's Automated Shares. Set forth below is a brief description of the significant purchase, redemption and exchange procedures applicable to the Funds' shares.
Purchases
Both AGMT and TOF attempt to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. In addition, for regulatory purposes, the Funds calculate a market-based NAV per Share on a periodic basis. The Funds cannot guarantee that their respective NAVs will always remain at $1.00 per Share. The Funds do not charge a front-end sales charge.
You can purchase, redeem or exchange Shares any day the NYSE is open (a “Regular Business Day”). You may also be able to purchase and redeem (but not exchange) Shares on certain days that the NYSE is closed on an unscheduled basis due to unforeseen or emergency circumstances, if a Fund's Board determines to allow Fund Share transactions on such days (a “Special Trading Day”). If a Fund declares a Special Trading Day, information regarding shareholder trading activities for the Special Trading Day (such as when NAV, and entitlement to that day's dividend, will be determined) will be available by calling a Fund at 1-800-341-7400 and will be posted on Federated's website at FederatedInvestors.com. The information set forth each Fund's Prospectus regarding times relevant to NAV determination and dividend entitlement applies only to Regular Business Days. Please note that the times that might be specified for NAV determination and dividend entitlement on a Special Trading Day would not necessarily be the same as set forth in each Fund's Prospectus with respect to Regular Business Days. Although Federated will attempt to make such information available in advance of a particular Special Trading Day, given the nature of Special Trading Days, it may not be able to do so until the morning of the Special Trading Day.
When a Fund receives your transaction request in proper form (as described in each Prospectus), it is processed at the next determined NAV. NAV for AGMT and TOF is determined at 8:00 a.m., 9:00 a.m., 10:00 a.m., 11:00 a.m., 12:00 p.m., 1:00 p.m., 2:00 p.m., 3:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time each day the NYSE is open; except that on the day after Thanksgiving and Christmas Eve (when Christmas Eve falls on a weekday) the last NAV will be determined at 3:00 p.m. Eastern time. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.
Purchases of both Funds may be made through a financial intermediary, directly from the Fund or through an exchange from another Federated Fund. Each Fund reserves the right to reject any request to purchase or exchange shares.
The required minimum investment amounts for AGMT and TOF Automated Shares are generally $25,000 for initial investments. There are no required subsequent investment amounts. For both Funds, the minimum initial and subsequent investment amounts for IRAs are generally $250 and $100, respectively.
Federated reserves the right to close AGMT or TOF Automated Share accounts if redemptions or exchanges cause the account balance to fall below $25,000 (or in the case of IRAs $250). Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.
You may establish Payroll Deduction/Direct Deposit arrangements for investments into the Funds by either calling a Client Service Representative at 1-800-341-7400 or by completing the appropriate form, which is available on FederatedInvestors.com under Customer Service/Account Management Help/Change Account Information. You will receive a confirmation when this service is available.
In addition, both Funds offer the following purchase options: (i) Shareholders may exchange shares of a Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class R Shares. Shareholders must meet the minimum initial investment requirement for purchasing shares and both accounts must have identical registrations; (ii) shareholders may automatically purchase additional shares on a regular basis through the Systematic Investment Program; (iii) shareholders may purchase additional shares through a depository institution that is an Automated Clearing House member.
Redemptions and Exchanges
Redemptions and exchanges of each Fund may be made through a financial intermediary or directly from the Fund by telephone or by mailing a written request.
The following describes limitations on redemption proceeds which are applicable to AGMT.
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:
•	to allow your purchase to clear (as discussed below);
•	during periods of market volatility;
•	when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or
•	during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings
In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:
•	when the NYSE is closed, other than customary weekend and holiday closings;
•	when trading on the NYSE is restricted, as determined by the SEC;
•	in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or

•	in which there are emergency conditions, including liquidation of the Fund, as provided in Section 22(e), and rules thereunder, of the Investment Company Act of 1940.
The following describes limitations on redemption proceeds which are applicable to TOF.
Redemption proceeds will be wired or mailed within one business day after receiving a request in proper form. The Fund may delay the payment of redemption proceeds in the following circumstances:
•	to allow your purchase to clear (as discussed below); or
•	during any period when the Federal Reserve wire or Federal Reserve banks are closed (in which case redemption proceeds will be wired within one business day after the reopening of the Federal Reserve wire or Federal Reserve banks).
In addition, the Fund may suspend redemptions, or delay the payment of redemption proceeds, in the following circumstances:
•	during any period when the NYSE is closed or restricted (in which case redemption proceeds will be wired within one business day after the reopening of the NYSE);
•	during any period in which there are emergency conditions, including, for example: (1) when disposal of the securities owned by the Fund is not reasonably practicable; (2) it is not reasonably practicable for the Fund to fairly determine the net asset value of its shares; or (3) liquidation of the Fund, as provided in Section 22(e), and the rules thereunder, of the Investment Company Act of 1940; or
•	during any period that the SEC may by order permit for your protection.
If you request a redemption of Shares of a Fund recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow a Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.
You will not accrue interest or dividend on uncashed redemption checks from AGMT and TOF if those checks are undeliverable and returned to AGMT and TOF.
AGMT and TOF have an exchange privilege that allows shareholder to exchange shares of each Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Federated Liberty U.S. Government Money Market Trust and Class R Shares. An exchange is treated as a redemption and subsequent purchase, and is a taxable transaction. Each Fund may modify or terminate the exchange privilege at any time. The Funds reserve the right to reject any request to exchange shares.
Shares of each Fund also may be redeemed or exchanged on a regular basis using a systematic withdrawal/exchange program. The minimum amount for all new or revised systematic redemptions or exchanges of Shares is $50 per transaction per fund. The account value must meet the minimum initial investment amount at the time the program is established.
Each Fund also has checkwriting and debit card programs as a way to redeem shares. With respect to the checkwriting, your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment. With respect to the debit card, there is an annual fee for this service that the Fund will automatically deduct from your account.
Distributions
TOF and AGMT declare any dividends daily and pay them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for each Fund. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. You may obtain an estimate of a Fund's daily dividend factor by calling the Fund at 1-800-341-7400 or on Federated's website at FederatedInvestors.com.
From time to time, the Funds may realize capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds pay any capital gains at least annually and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

If you have elected to receive dividends and/or capital gain distributions in cash and your check is returned by the postal or other delivery service as “undeliverable,” or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional Shares. No interest will accrue on amounts represented by uncashed distribution checks.
Important information regarding a Fund's distributions, including the percentage of the Fund's distributions that are attributable to capital gains during the calendar year (if any), is available in the “Products” section of Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select the Fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Distributions and Tax Info” tab. On the “Distributions and Tax Info” tab, select a year.
Tax Information
It is anticipated that each Fund's distributions will be primarily dividends. Each Fund's distributions are taxable to you whether paid in cash or reinvested, and are taxable at different rates depending on the source of the income, and with regard to capital gains, the length of time that the Fund held the sold assets.
Frequent Trading
Given the short-term nature of each Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, each Fund does not anticipate that in the normal case frequent or short-term trading into and out of each Fund will have significant adverse consequences for each Fund and its shareholders. For this reason and because each Fund is intended to be used as a liquid short-term investment, each Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of each Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of each Fund's portfolio and its performance.
Other funds in the Federated family of funds may impose monitoring policies. Under normal market conditions, such monitoring policies are designed to protect the funds being monitored and their shareholders, and the operation of such policies and shareholder investments under such monitoring are not expected to have a materially adverse impact on the Federated funds or their shareholders.
Portfolio Holdings Disclosure Policies
Each Fund's Statement of Additional Information (SAI) contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. The SAIs are available on Federated's website at FederatedInvestors.com.
INFORMATION ABOUT THE REORGANIZATION
DESCRIPTION OF THE AGREEMENT AND THE PLAN OF REORGANIZATION
The Plan provides for the Reorganization to occur on or after the Closing Date, which is expected to be after the close of business on or after October 10, 2014. On the Closing Date, all, or substantially all, of the assets of AGMT (except for deferred or prepaid expenses to the extent that they do not have a continuing value to TOF, and which are not expected to be material in amount; amounts reserved for payments of AGMT's liabilities; and any additional cash received by AGMT after the Closing Date in excess of accrued liabilities recorded on AGMT's books on or before the Closing Date that is retained by AGMT's Adviser) will be transferred to TOF. In exchange for the transfer of these assets, TOF will simultaneously issue to AGMT a number of full and fractional Automated Shares of TOF equal in value to the of the Shares of AGMT calculated as of 4:00 p.m. on the Closing Date.
Both AGMT and TOF determine the value of portfolio instruments by amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. Each Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees.

The value of AGMT's assets to be acquired by TOF shall be the value of such assets at the Closing on the Closing Date, after the declaration and payment of any dividends and/or other distributions on that date, using available market quotations (or an appropriate substitute that reflects current market conditions) in accordance with Rule 2a-7(c)(7)(ii)(A)(1) (i.e., amortized cost) and in accordance with the valuation procedures established under such rule by the Board of Trustees of TOF. AGMT and TOF utilize the same pricing services for securities valuation and the valuation procedures of AGMT and TOF are identical. Consequently, it currently is not anticipated that, under normal circumstances, the use of TOF's valuation procedures will result in any material revaluation of AGMT's assets at the time of the Reorganization.
TOF will be the accounting survivor of the Reorganization. AGMT will discharge all of its liabilities and obligations prior to consummation of the Reorganization. Following the transfer of its assets in exchange for Automated Shares of TOF, AGMT will distribute Automated Shares of TOF pro rata to AGMT shareholders of record in complete liquidation of AGMT. Shareholders of AGMT on the Closing Date of the Reorganization will receive that number of Automated Shares of TOF which have the same aggregate value as the shareholder had in Shares of AGMT immediately before the Reorganization. This distribution will be accomplished by the establishment of accounts in the names of AGMT's shareholders on the share records of TOF's transfer agent. TOF does not issue share certificates to shareholders. Following the consummation of the Reorganization, AGMT will then be dissolved.
The transfer of shareholder accounts from AGMT to TOF will occur automatically. It is not necessary for AGMT shareholders to take any action to effect the transfer. Please do not attempt to make the transfer yourself. If you do so, you may disrupt the management of the Funds' portfolios.
The Plan contains customary representations, warranties and conditions. The Plan provides that the consummation of the Reorganization is conditioned upon, among other things: (i) approval of the Reorganization by AGMT's shareholders; and (ii) the receipt by AGMT and TOF of an opinion of counsel to the effect that the Reorganization will be tax-free to AGMT, its shareholders and TOF. The Plan may be terminated if, before the Closing Date, any of the required conditions have not been met, the representations and warranties are not true or the Board of Trustees of AGMT and TOF determine that the Reorganization is not in the best interests of the shareholders of AGMT or TOF, respectively.
Cost of the Reorganization
AGMT and TOF will not bear any expenses associated with their participation in the Reorganization, except as contemplated in Article IX of the Plan and as summarized herein. AGMT will pay for the expenses of the Reorganization estimated to be approximately $40,800 and TOF will pay registration fees, with respect to securities issued pursuant to the Reorganization, on an as incurred basis. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; printing; accounting fees; legal fees incurred by each Fund; (c) proxy solicitation costs; and other related administrative or operational costs. Given the waiver positions of AGMT and TOF and the fact that AGMT and TOF are being operated at the applicable voluntary expense caps, the Adviser expects that the Adviser and its affiliates will indirectly pay the expenses that AGMT and TOF are being asked to pay.
The foregoing brief summary of the Plan is qualified in its entirety by the terms and provisions of the Plan, a copy of which is attached hereto as Annex A and incorporated herein by reference.
DESCRIPTION OF TOF'S SHARE CLASSES AND CAPITALIZATION
The Automated Shares of TOF to be issued to the shareholders of AGMT's Shares under the Plan will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of TOF Automated Shares provided herewith for additional information about Automated Shares of TOF.
The following table sets forth the unaudited capitalization of AGMT into TOF Automated Shares as of May 31, 2014.
Fund	Total Net Assets*	Shares Outstanding	Net Asset Value Per Share
Federated Automated Government Money Trust	$1,337,330,060	1,337,330,276	$1.00
Federated Treasury Obligations Fund–Automated Shares	$0	0	$1.00
Federated Treasury Obligations Fund, Pro Forma Combined–Automated Shares	$1,337,330,060	1,337,330,276	$1.00
*	Does not reflect additional $22,822,141,000 of net assets of Federated Treasury Obligations Fund represented by Capital Share, Institutional Shares, and Service Shares.

FEDERAL INCOME TAX CONSEQUENCES
As a condition to the Reorganization, each Fund will receive an opinion of counsel to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:
•	the Reorganization as set forth in the Plan will constitute a tax-free reorganization under section 368(a) of the Code, and AGMT and TOF each will be a “party to a reorganization” within the meaning of section 368(b) of the Code;
•	no gain or loss will be recognized by TOF upon its receipt of AGMT's assets in exchange for Automated Shares of TOF;
•	no gain or loss will be recognized by AGMT upon transfer of its assets to TOF solely in exchange for the Automated Shares of TOF or upon the distribution of TOF Automated Shares to AGMT's shareholders in exchange for their Shares;
•	no gain or loss will be recognized by shareholders of AGMT upon exchange of their AGMT Shares for TOF Automated Shares;
•	the tax basis of the assets of AGMT in the hands of TOF will be the same as the tax basis of such assets to AGMT immediately prior to the Reorganization;
•	the tax basis of TOF Automated Shares received by each shareholder of AGMT pursuant to the Reorganization will be the same as the tax basis of the Shares of AGMT held by such shareholder immediately prior to the Reorganization;
•	the holding period of TOF's Automated Shares received by each shareholder of AGMT will include the period during which AGMT's Shares exchanged therefore were held by such shareholder, provided the Shares of AGMT were held as capital assets on the date of the Reorganization; and
•	the holding period of the assets of AGMT in the hands of TOF will include the period during which those assets were held by AGMT.
The opinion provided in connection with the Reorganization shall be based on customary assumptions and such representations as tax counsel may reasonably request and each Fund will cooperate to make and certify the accuracy of such representations. The opinion may state that no opinion is expressed as to the effect of the Reorganization on AGMT, TOF or any shareholder of AGMT with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, the requirement that the above-described opinion be provided in connection with the Reorganization cannot be waived by either Fund.
Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of AGMT would recognize a taxable gain or loss to the extent that there is a difference between his or her tax basis in his or her AGMT Shares and the fair market value of TOF Automated Shares received in exchange therefore.
AGMT may dispose of portfolio securities in the ordinary course of business, prior to the Reorganization (which may result in the realization of capital gains). Before the Reorganization, AGMT will distribute any undistributed income and realized capital gains to shareholders. Any such distributions will be taxable to shareholders.
See the discussion entitled “Summary–Tax Consequences” in this Prospectus/Proxy Statement for further information regarding the tax consequences of the Reorganization. Shareholders of AGMT should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. In addition, because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganization.
COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS
AGMT and TOF are open-end, management investment companies registered under the 1940 Act, which continuously offer to sell shares at their current NAV. AGMT and TOF were established under the laws of the Commonwealth of Massachusetts. Both Funds are governed by a Declarations of Trust, Bylaws and the Board of Trustees, in addition to applicable state and federal law. The rights of shareholders of AGMT and TOF are set forth in the Declaration of Trust and Bylaws. Set forth below is a brief summary of the significant rights of shareholders of AGMT and shareholders of TOF. Each Fund may be referred to as a “Trust” in the chart below.

CATEGORY	SHAREHOLDER RIGHTS AGMT	SHAREHOLDER RIGHTS TOF
Preemptive Rights	None	Same
Preferences	None	Same
Appraisal Rights	None	Same
Conversion Rights	None	Same
Exchange Rights (other than the right to exchange for shares of other Federated mutual funds as provided in the prospectuses of TOF and AGMT)	None	Same
Same
Minimum Account Size	$25,000 ($250 for IRAs)	Same
Annual Meeting	Not required	Same
Right to Call Shareholder Meetings	Shall be called upon written notice of at least 10% of the outstanding shares of all series and classes entitled to vote at the meeting. If the Secretary shall fail to call any meeting of shareholders for a period of two days after receipt of notice, the requesting shareholders may call the meeting.	Same
Notice of Meeting	Notice must be given by the Secretary of the Trust at least 15 days before the meeting.	Same
Record Date for Meetings	The Trustees may fix in advance a time, which shall not be more than 60 days before the date of any meeting of shareholders.	Same
Quorum for Meetings	Except when otherwise required by law, the presence in person or by proxy of the holders of 25% percent of the shares entitled to vote constitutes a quorum at any meeting of shareholders.	Same
Vote Required for Election of Trustees	A plurality of votes cast shall elect a Trustee.	Same
Adjournment of Meetings	In the absence of a quorum, a majority of the shares present in person or by proxy entitled to vote may adjourn the meeting from time to time without further notice than by announcement at the meeting until a quorum shall be present.	Same
Removal of Trustees by Shareholders	A Trustee may be removed from office at any special meeting of shareholders by a vote of two-thirds of the outstanding shares	Same
Personal Liability of Officers and Trustees	Trustees and officers of the Trust shall be liable for their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or officer, as the case may be, and for nothing else.	Same
Personal Liability of Shareholders	Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect (or indemnify) or reimburse the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.	Same

CATEGORY	SHAREHOLDER RIGHTS AGMT	SHAREHOLDER RIGHTS TOF
Right of Inspection	Under Massachusetts law, and under the Bylaws of the Trust, the trustees of a Massachusetts business trust may from time to time determine whether and to what extent, and at what times and places, and under what conditions and regulations the accounts and books of the Trust maintained on behalf of each series and class of shares of the Trust or any of them may be open to the inspection of the shareholders of any series or class; and no shareholder may have right to inspect any account or book or document of the Trust except that, to the extent such account or book or document relates to the series or class in which he is a shareholder or the Trust generally, such shareholder will have such right of inspection as conferred by laws or authorized by the Trustees or by the resolution of the shareholders of the relevant series or class.	Same
Number of Authorized Shares; Par Value	Unlimited; No Par Value	Same
INFORMATION ABOUT AGMT AND TOF
WHERE TO FIND ADDITIONAL INFORMATION
Information about AGMT is included in its Prospectus and SAI dated September 30, 2013, each of which is incorporated herein by reference. Information about TOF is included in its Prospectus for Automated Shares and SAI dated June 13, 2014, each of which is incorporated herein by reference. A copy of the Prospectus for TOF Automated Shares accompanies this Prospectus/Proxy Statement. Copies of the SAI of TOF, the Prospectus and SAI of AGMT and the SAI dated August 1, 2014, relating to this Prospectus/Proxy Statement, all of which have been filed with the SEC, may be obtained without charge by contacting the Funds at 1-800-341-7400 or by writing to Federated Investors Funds, 4000 Ericsson Drive, Warrendale, PA 15086-7561. The Prospectuses and SAIs of AGMT and TOF are also available electronically at Federated's website at www.FederatedInvestors.com. Prospectuses, regulatory reports and fund information concerning AGMT and TOF are also available at www.Federatedinvestors.com/Fundinformation.
AGMT and TOF are each subject to the informational requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the 1940 Act, and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, and other information filed by the Funds can be obtained by calling or writing to the Funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F Street, N.E., Washington DC 20549. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the EDGAR database on the SEC's website http://www.sec.gov.
ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING
Proxies are being solicited by the Board of Trustees of AGMT. The proxies will be voted at the special meeting of shareholders of AGMT to be held at 10:00 a.m. (Eastern time) on September 30, 2014, at 4000 Ericsson Drive, Warrendale, PA 15086-7561 (such special meeting and any adjournment or postponement hereof are referred to as the “Special Meeting”). Proxy materials including this Prospectus/Proxy Statement, the Notice of Special Meeting of Shareholders and the form of proxy are available online at the website listed on your proxy card(s).
The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by AGMT or its affiliates. In addition to solicitations through the mail, proxies may be solicited by officers, employees and agents of the Adviser or its affiliates, or, if necessary, the communications firm AST Financial Solutions, retained for this purpose. Such solicitations may be by telephone, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder's instructions and confirming to the shareholders after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. The Adviser may reimburse custodians, nominees and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

The purpose of the Special Meeting is set forth in the accompanying Notice. The Board knows of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about August 25, 2014, to shareholders of record at the close of business on August 1, 2014 (the “Record Date”).
AGMT's Annual Report, which includes audited financial statements for the fiscal year ended July 31, 2013, was previously mailed to shareholders of AGMT. TOF's Annual Report, which includes audited financial statements for the fiscal year ended July 31, 2013, was previously mailed to shareholders of TOF. AGMT and TOF will promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered a copy of their Annual Report, which may be requested by writing to the Funds' principal executive offices or by calling the Fund. The principal executive office of each Fund is located at 4000 Ericsson Drive, Warrendale, PA 15086-7561. This document, as well as additional information about the Funds (including portfolio holdings, performance, and distributions), is also available on the website for each Fund. The website for each Fund is www.FederatedInvestors.com. The toll-free telephone number for both Funds is 1-800-341-7400. You may obtain directions on how to attend the special meeting of shareholders by calling 1-800-341-7400.
PROXIES, QUORUM AND VOTING AT THE SPECIAL MEETING
Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each Share of AGMT is entitled to one vote. Fractional shares are entitled to proportionate shares of one vote. The votes of shareholders of TOF are not being solicited since their approval is not required in order to effect the Reorganization.
Any person giving a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of Money Market Obligations Trust. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy by voting in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the submitted proxy, the persons named as proxies will vote the shares represented thereby in favor of approval of the Agreement and Plan of Reorganization.
In order to hold the Special Meeting, a “quorum” of shareholders of AGMT must be present. Holders of one-fourth of the total number of shares entitled to vote, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposal to approve the Agreement and Plan of Reorganization and for the purpose of transacting any other business which may come before the meeting. Approval of the Reorganization requires the affirmative vote of “a majority of the outstanding securities” as defined in the 1940 Act. This vote requires the lesser of: (a) more than 50% of the outstanding voting securities of AGMT; or (b) 67% or more of the voting securities of AGMT present at the Special Meeting if the shareholders of more than 50% of the outstanding voting securities are present or represented by proxy.
Shares represented by a properly executed proxy will be voted in accordance with the instructions on the proxy, or, if no instructions are provided, the shares will be voted in FAVOR of the approval of the Reorganization. For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a “no” note for the purposes of obtaining the requisite approval of the proposal.
If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting from time to time to be held at the same place without further notice than by announcement to be given at the special meeting until a quorum shall be present. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. If a quorum is achieved and a majority of shareholders vote against the proposal, the Reorganization will not occur, and the Board will consider alternatives such as liquidating AGMT. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.

Federated's Investment in AGMT
In order to satisfy any applicable quorum requirements for the Special Meeting, Federated Investors, Inc., or one of its subsidiaries will invest in AGMT prior to the Record Date to ensure that a quorum can be achieved for the Special Meeting and that 50% of outstanding voting shares will be present and available for a vote (the “Federated Investment”). Obtaining the required quorum and vote on the Reorganization without the Federated Investment may otherwise prove difficult given that a high percentage of AGMT is held by sweep platforms, which makes it very difficult to obtain a proxy vote due to the challenge in obtaining votes from the underlying shareholders through intermediaries. Federated currently expects (but will not be obligated) to redeem its investment after the Record Date pro rata based on the level of other Fund shareholder redemptions.
Federated will “shadow vote” the shares acquired through the Federated Investment. Shadow voting involves voting in proportion to the percentage of favorable and unfavorable votes cast by the Fund's other shareholders. Federated will shadow vote its shares immediately prior to the Special Meeting based on the percentage of favorable and unfavorable votes cast at that time. If the vote is not obtained, the Special Meeting will be adjourned until the required vote is achieved.
SHARE OWNERSHIP OF THE FUNDS
As of August 1, 2014, AGMT had the following numbers of outstanding shares of beneficial interest:
Name of Fund	Share Class	Outstanding Shares
Federated Automated Government Money Trust

Each share is entitled to one vote and fractional shares have proportionate voting rights.
To the knowledge of AGMT management, as of August 1, 2014, the following entities held beneficially or of record more than 5% of AGMT's outstanding share classes.
Title of Class	Name and Address	Shares	Percentage of Shares
Federated Automated Government Money Trust

Officers and Directors of AGMT own less than 1% of each class of AGMT's outstanding shares.
As of August 1, 2014, TOF had the following numbers of outstanding shares of beneficial interest:
Name of Fund	Share Class	Outstanding Shares
Federated Treasury Obligations Fund-Automated Shares

To the knowledge of TOF's management, as of August 1, 2014, the following entities held beneficially or of record more than 5% of TOF's outstanding share classes.
Title of Class	Name and Address	Shares	Percentage of Shares
Federated Treasury Obligations Fund-Automated Shares

Title of Class	Name and Address	Shares	Percentage of Shares

Officers and Trustees own less than 1% of each class of TOF's outstanding shares.
Shareholders owning 25% or more of outstanding shares may be in control of the Fund of which they are a shareholder and be able to affect the outcome of certain matters presented for a vote of shareholders.
INTERESTS OF CERTAIN PERSONS
The Adviser is a subsidiary of Federated Investors, Inc. All of the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue. John F. Donahue and J. Christopher Donahue currently serve as trustees of the Trust.
OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY
All shareholder communication should be directed to the Secretary of Money Market Obligations Trust at 4000 Ericsson Drive, Warrendale, PA 15086-7561. Shareholders wishing to submit proposals for consideration for inclusion in a Prospectus/Proxy Statement for the next meeting of shareholders should send their written proposals to Federated Investors Funds, 4000 Ericsson Drive, Warrendale, PA 15086-7561, so that they are received within a reasonable time before any such meeting.
No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of AGMT.

SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.
By Order of the Board of Directors,
John W. McGonigle
Secretary
August 1, 2014

AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this ____ day of July 2014 by and between MONEY MARKET OBLIGATIONS TRUST, a Massachusetts business trust, with its principal place of business at 4000 Ericsson Drive, Warrendale, PA 15086 (the “Registrant”), on behalf of its series, FEDERATED TREASURY OBLIGATIONS FUND (the “Acquiring Fund”), and the Registrant, on behalf of its series, FEDERATED AUTOMATED GOVERNMENT MONEY TRUST (“Acquired Fund” and, collectively with the Acquiring Fund, the “Funds”).
This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all or substantially all of the assets of the Acquired Fund, which offers a single undesignated class of shares (the “Acquired Fund Shares”) in exchange solely for Automated Shares, no par value per share, of the Acquiring Fund (“Acquiring Fund Shares”); (ii) the distribution of the Acquiring Fund Shares to the holders of the outstanding shares of the Acquired Fund, and (iii) the liquidation and dissolution of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).
WHEREAS, the Acquiring Fund and the Acquired Fund are separate series of the Registrant, the Registrant is an open-end, registered management investment company, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;
WHEREAS, the Funds are authorized to issue their shares of beneficial interests;
WHEREAS, the Trustees of the Registrant have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;
WHEREAS, the Trustees of the Registrant have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization;
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
ARTICLE I
TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUND
1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all or substantially all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares determined by multiplying (a) the outstanding Acquired Fund Shares by (b) the ratio computed by dividing (x) the net asset value per share of the Acquired Fund Shares by (y) the net asset value per share of the Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of the Acquired Fund Shares will receive Acquiring Fund Shares in exchange for their Acquired Fund Shares. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.
1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of property having a value equal to the total net assets of the Acquired Fund, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Acquired Fund. The assets to be acquired by the Acquiring Fund shall not include any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date, to the extent that they do not have continuing value to the Acquiring Fund.
The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund's assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund Shares and the payment of normal operating expenses, dividends and capital gains distributions.

The Reorganization is to occur on the Closing Date, which is expected to be on or after October 10, 2014. On the Closing Date, substantially all of the assets of the Acquired Fund (except for deferred or prepaid expenses, amounts reserved for payment of Acquired Fund liabilities and any additional cash received by the Acquired Fund after the Closing Date in excess of accrued liabilities recorded on the Acquired Fund's books on or before the Closing Date that is retained by the Acquired Fund's adviser) will be acquired by the Acquiring Fund in exchange solely for Automated Shares of the Acquiring Fund equal in value to the aggregate NAV of the Shares of the Acquired Fund, as applicable, calculated as of 5:00 p.m., Eastern time, on the Closing Date.
The Acquired Fund is expected to satisfy its liabilities prior to the Closing Date. Accordingly, the Acquired Fund may set aside cash to satisfy its liabilities, which (along with deferred or prepaid expenses) would not be transferred to the Acquiring Fund. Following the Closing Date, if additional cash in excess of accrued expenses recorded on the Acquired Fund's books on or before the Closing Date is received by or returned to the Acquired Fund, the Acquired Fund's Adviser and its affiliates may retain such excess funds; any amounts received or returned that are not retained by the Acquired Fund's Adviser would be remitted to the Acquiring Fund.
1.3 LIABILITIES TO BE DISCHARGED. The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date.
1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Acquired Fund Shareholders”), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding Acquired Fund Shares will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its dissolution and termination.
1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued simultaneously to the Acquired Fund, in an amount equal in value to the aggregate net asset value of the Acquired Fund Shares, to be distributed to Acquired Fund Shareholders.
1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.
1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.
1.8 TERMINATION. The Acquired Fund shall be dissolved and terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.
1.9 BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.
ARTICLE II
VALUATION
2.1 VALUATION OF ASSETS. The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, after the declaration and payment of any dividends and/or other distributions on that date, using available market quotations (or an appropriate substitute that reflects current market conditions) in accordance with Rule 2a-7(c)(7)(ii)(A)(1) and in accordance with the valuation procedures established under such rule by the Board of Trustees of the Registrant.
2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share of Acquiring Fund Shares computed at the closing on the Closing Date, using the Amortized Cost Method as defined in Rule 2a-7(a)(2) in accordance with the valuation procedures established under such rule by the Board of Trustees of the Registrant.

2.3 SHARES TO BE ISSUED. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets to be acquired by the Acquiring Fund pursuant to this Agreement shall be determined in accordance with paragraph 1.1.
2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Acquiring Fund and the Acquired Fund.
ARTICLE III
CLOSING AND CLOSING DATE
3.1 CLOSING DATE. The closing shall occur on or after October 10, 2014 or such other date(s) as the parties may agree to in writing (the “Closing Date”). All acts taking place at the closing shall be deemed to take place at 5:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.
3.2 CUSTODIAN'S CERTIFICATE. State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.
3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first Friday that is a business day after the day when trading is fully resumed and reporting is restored.
3.4 TRANSFER AGENT'S CERTIFICATE. State Street Bank and Trust Company, as transfer agent for the Acquired Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or cause, State Street Bank and Trust Company, its transfer agent, to issue and deliver, a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Registrant or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, assignments, checks, certificates, opinions, receipts and other instruments or documents, if any, as such other party or its counsel may reasonably request.
ARTICLE IV
REPRESENTATIONS AND WARRANTIES
4.1 REPRESENTATIONS OF THE ACQUIRED FUND. The Registrant, on behalf of the Acquired Fund, represents and warrants, to the Acquiring Fund, as follows:
a).	The Acquired Fund is a legally designated, separate series of a statutory trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts.
b).	The Registrant is registered as an open-end management investment company under the 1940 Act, the Registrant's registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund's shares are registered under the Securities Act of 1933, as amended (“1933 Act”), and such registration has not been revoked or rescinded and is in full force and effect.
c).	The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

d).	The Acquired Fund is not in violation of, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in the violation of, any provision of the Registrant's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound.
e).	The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof. All contracts of the Acquired Fund will be terminated with respect to the Acquired Fund as of the Closing Date (including any such contracts with affiliated persons of the Acquired Fund).
f).	Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets. Any such litigation, if adversely determined, would not materially and adversely affect the Acquired Fund's financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
g).	The audited financial statements of the Acquired Fund as of July 31, 2013 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.
h).	The unaudited financial statements of the Acquired Fund as of January 31, 2014, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.
i).	Since the date of the financial statements referred to in sub-paragraph (h) above, there have been no material adverse changes in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this sub-paragraph (i), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.
j).	As of the date hereof, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable law, and to the best of the Acquired Fund's knowledge, there have been no material miscalculations of the net asset value of the Acquired Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the date hereof and preceding the Closing Date, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.
k).	The minute books and other similar records of the Acquired Fund as made available to the Acquiring Fund prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Acquired Fund and of the Acquired Fund, the Acquired Fund's Board and committees of the Acquired Fund's Board. The stock transfer ledgers and other similar records of the Acquired Fund as made available to the Acquiring Fund prior to the execution of this Agreement, and as existing on the Closing Date, accurately reflect all record transfers prior to the execution of this Agreement, or the Closing Date, as applicable, in the Acquired Fund Shares.
l).	The Acquired Fund has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.
m).	All federal and other tax returns and reports of the Acquired Fund required by law to be filed have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Acquired Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

n).	All issued and outstanding Acquired Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding Acquired Fund Shares will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund's transfer agent as provided in paragraph 3.4. The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund Shares, and has no outstanding securities convertible into any of the Acquired Fund Shares.
o).	At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the Commonwealth of Massachusetts, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.
p).	The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund. Subject to the approval of Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.
q).	The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
r).	From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Registrant with respect to the Acquired Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
s).	The Acquired Fund has qualified and elected to be treated as a “regulated investment company” under the Code (a “RIC”), as of and since its first taxable year; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon the Closing Date.
t).	No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or Massachusetts law for the execution of this Agreement by the Registrant, for itself and on behalf of the Acquired Fund, or the performance of the Agreement by the Registrant, for itself and on behalf of the Acquired Fund, except, in each case, for (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, (ii) such other consents, approvals, authorizations and filings as have been made or received, and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.
u).	The Acquired Fund, and the Registrant with respect to the Acquired Fund, has complied and is in compliance in all material respects with the investment policies and restrictions set forth in its registration statement currently in effect. The value of the net assets of the Acquired Fund has been determined and is being determined using portfolio valuation methods that comply in all material respects with the methods described in its registration statement and the requirements of the 1940 Act. There are no legal or governmental actions, investigations, inquiries, or proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund, or the Registrant with respect to the Acquired Fund, that would question the right, power or capacity of (a) the Acquired Fund to conduct its business as conducted now or at any time in the past, or (b) the Registrant's ability to enter into this Agreement on behalf of the Acquired Fund or the Acquired Fund's ability to consummate the transactions contemplated by this Agreement.

4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Registrant, on behalf of the Acquiring Fund, represents and warrants, to the Acquired Fund, as follows:
a).	The Acquiring Fund is a legally designated, separate series of a statutory trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts.
b).	The Registrant is registered as an open-end management investment company under the 1940 Act, the Registrant's registration with the Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund's shares are registered under the 1933 Act and such registration has not been revoked or rescinded and is in full force and effect.
c).	The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.
d).	The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement will not result in a violation of, the Registrant's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.
e).	Except as otherwise disclosed in writing to the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets. Any such litigation, if adversely determined, would not materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.
f).	The audited financial statements of the Acquiring Fund as of July 31, 2013 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.
g).	The unaudited financial statements of the Acquiring Fund as of January 31, 2014, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.
h).	Since the date of the financial statements referred to in sub-paragraph (g) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this sub-paragraph (h), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.
i).	All federal and other tax returns and reports of the Acquiring Fund required by law to be filed have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.
j).	All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

k).	The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund. This Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.
l).	Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.
m).	The information to be furnished by the Acquiring Fund for use in no-action letters, registration statements proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
n)	From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Registrant with respect to the Acquiring Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
o).	The Acquiring Fund has qualified and elected to be treated as a RIC under the Code as of and since its first taxable year; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.
p).	No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Registrant, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Registrant, for itself and on behalf of the Acquiring Fund, except, in each case, for (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, (ii) such other consents, approvals, authorizations and filings as have been made or received, and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.
q).	The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.
ARTICLE V
COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND
5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.
5.2 APPROVAL OF SHAREHOLDERS. The Registrant will call a special meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.
5.3 INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.
5.4 ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.
5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Registrant's Treasurer.
5.7 PREPARATION OF REGISTRATION STATEMENT. The Registrant will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the “Registration Statement”). The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the Registration Statement on Form N-14 (the “Proxy Materials”), for inclusion therein, in connection with the meeting of the Acquired Fund's Shareholders to consider the approval of this Agreement and the transactions contemplated herein.
5.8 PRE-CLOSING DIVIDEND. On or before the Closing Date, the Acquired Fund shall have declared and paid to its shareholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.
ARTICLE VI
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND
The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:
All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund's name by the Registrant's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.
ARTICLE VII
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:
All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund's name by the Registrant's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.
The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Registrant.

ARTICLE VIII
FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
ACQUIRING FUND AND ACQUIRED FUND
If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1 This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Registrant's Declaration of Trust and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.
8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.
8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.
8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding relating to the Registration Statement shall have been instituted or be pending, threatened or contemplated under the 1933 Act.
8.5 The parties shall have received an opinion of Reed Smith LLP substantially to the effect that for federal income tax purposes:
a).	The transfer of all or substantially all of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.
b).	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.
c).	No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Acquired Fund Shares.
d).	No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares.
e).	The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by such Acquired Fund Shareholder immediately prior to the Reorganization. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization.

f).	The tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.
Such opinion shall be based on customary assumptions and such representations as Reed Smith LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.
ARTICLE IX
EXPENSES
The Acquired Fund will pay all expenses associated with Acquiring Fund's and Acquired Fund's participation in the Reorganization, provided, however, that the Acquiring Fund shall bear expenses associated with the qualification of Acquiring Fund Shares for sale in the various states. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund;(f) solicitation costs of the transaction: and (g) other related administrative or operational costs.
ARTICLE X
ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1 The Registrant, on behalf of the Acquiring Fund, and the Registrant, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.
10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.
ARTICLE XI
TERMINATION
This Agreement may be terminated by the Registrant on or before the Closing Date. In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Acquiring Fund, the Acquired Fund or the Registrant, or their respective Trustees or officers.
ARTICLE XII
AMENDMENTS
This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Registrant, on behalf of the Acquired Fund, and the Registrant, on behalf of the Acquiring Fund, and as specifically authorized by the Board of Trustees of the Registrant; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.
ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY
The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, trust, or entities other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
It is expressly agreed that the obligations of the Funds hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Registrant personally, but shall bind only the property of the Funds, as provided in the Declaration of Trust of the Registrant. The execution and delivery of this Agreement have been authorized by the Trustees of the Registrant on behalf of the Funds and signed by authorized officers of the Registrant, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Funds as provided in the Declaration of Trust of the Registrant.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.
Money Market Obligations Trust
on behalf of its portfolio,
Federated Treasury Obligations Fund
By:
Name: John W. McGonigle
Title: Secretary
Money Market Obligations Trust
on behalf of its portfolio,
Federated Automated Government Money Trust
By:
Name: John W. McGonigle
Title: Secretary

Financial Highlights–AGMT
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—	0.002
Net realized gain on investments	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]	0.002
Less Distributions:
Distributions from net investment income	—	—	—	—	—	(0.002)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.24%
Ratios to Average Net Assets:
Net expenses	0.07%[4]	0.14%	0.11%	0.17%	0.21%	0.46%
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.23%
Expense waiver/reimbursement[5]	0.82%[4]	0.83%	0.85%	0.76%	0.75%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,321,481	$1,395,964	$1,098,524	$794,180	$642,837	$477,651
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
B-1

Financial Highlights–TOF Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2014	Year Ended July 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.003
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.003
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.28%
Ratios to Average Net Assets:
Net expenses	0.06%[3]	0.14%	0.10%	0.16%	0.20%	0.43%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.29%
Expense waiver/reimbursement[4]	0.47%[3]	0.40%	0.43%	0.37%	0.33%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,678,016	$4,382,656	$4,525,468	$5,048,852	$4,335,717	$4,009,139
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
B-2

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
CUSIP 60934N815
Q452179 (8/14)
Federated Securities Corp., Distributor
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
STATEMENT OF ADDITIONAL INFORMATION
August 1, 2014
ACQUISITION OF THE ASSETS OF
FEDERATED AUTOMATED GOVERNMENT MONEY TRUST
A Portfolio of Money Market Obligations Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
Telephone No: 1-800-341-7400
BY AND IN EXCHANGE FOR AUTOMATED SHARES OF
FEDERATED TREASURY OBLIGATIONS FUND
A Portfolio of Money Market Obligations Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
Telephone No: 1-800-341-7400
This Statement of Additional Information dated August 1, 2014, is not a Prospectus. A Prospectus/Proxy Statement dated August 1, 2014, related to the above-referenced matter may be obtained from Federated Treasury Obligations Fund and/or Federated Automated Government Money Trust, by writing or calling Federated Automated Government Money Trust and/or Federated Treasury Obligations Fund, at the address and telephone numbers shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

1.	Statement of Additional Information of Federated Automated Government Money Trust, dated September 30, 2013.
2.	Statement of Additional Information of Federated Treasury Obligations Fund, dated September 30, 2013 (revised June 13, 2014).
3.	Audited Financial Statements of Federated Automated Government Money Trust, dated July 31, 2013.
4.	Audited Financial Statements of Federated Treasury Obligations Fund, dated July 31, 2013.
5.	Unaudited Financial Statements of Federated Automated Government Money Trust, dated January 31, 2014.
6	Unaudited Financial Statements of Federated Treasury Obligations Fund, dated January 31, 2014.
1

INFORMATION INCORPORATED BY REFERENCE
The Statement of Additional Information of Federated Automated Government Money Trust dated September 30, 2013, is incorporated by reference to Post-Effective Amendment No. 141 to its Registration Statement on Form N-1A (File Nos. 811-5950 and 33-31602), which was filed with the Securities and Exchange Commission (SEC) on or about September 26, 2013. A copy may be obtained from the Federated Automated Government Money Trust at 1-800-341-7400.
The Statement of Additional Information of Federated Treasury Obligations Fund, dated September 30, 2013 (revised June 13, 2014), is incorporated by reference to Federated Treasury Obligations Fund, Post-Effective Amendment No. 141 to its Registration Statement on Form N-1A (File Nos. 811-5950 and 33-31602) which was filed with the Securities and Exchange Commission on or about September 26, 2013. A copy may be obtained from the Federated Money Market Management at 1-800-341-7400.
The audited financial statements of Federated Automated Government Money Trust, dated July 31, 2013, are incorporated by reference to the Annual Report to shareholders of Federated Automated Government Money Trust, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about September 25, 2013.
The audited financial statements of Federated Treasury Obligations Fund, dated July 31, 2013, are incorporated by reference to the Annual Report to shareholders of Federated Treasury Obligations Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about September 25, 2013.
The unaudited financial statements of Federated Automated Government Money Trust, dated January 31, 2014, are incorporated by reference to the Semi-Annual Report to shareholders of Federated Automated Government Money Trust, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about March 26, 2014.
The unaudited financial statements of Federated Treasury Obligations Fund, dated January 31, 2014, are incorporated by reference to the Semi-Annual Report to shareholders of Federated Treasury Obligations Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about March 26, 2014.
.
2

FEDERATED AUTOMATED GOVERNMENT MONEY TRUST
FEDERATED TREASURY OBLIGATIONS FUND
Investment Adviser
Federated Investment Management Company.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Administrator
Federated Administrative Services
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
3

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Q452180 (8/14)
Federated Securities Corp., Distributor
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

PART C. OTHER INFORMATION.

Item 15 Indemnification

Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16 Exhibits

1.1	Conformed copy of Amended and Restated Declaration of Trust of Registrant Restatement and Amendment Nos. 1-18	(35)
1.2	Amendment No. 19	(42)
1.3	Amendment No. 20	(43)
1.4	Amendment No. 21	(50)
1.5	Amendment No. 22	(55)
1.6	Amendment No. 23	(57)
1.7	Amendment No. 24	(58)
1.8	Amendment Nos. 25 and 26	(59)
1.9	Amendment Nos. 27 and 28	(62)
1.10	Amendment Nos. 29, 31, 32 and 33 (Amendment No. 30 was skipped and not used)	(76)
1.11	Amendment No. 34	(78)
1.12	Amendment No. 35	(79)
1.13	Amendment No. 36	(81)
1.14	Amendment No. 37	(83)
1.15	Amendment No. 38	(85)
1.16	Amendment No. 39	(88)
1.17	Amendment No. 40	(92)

2.1	Copy of Amended and Restated By-Laws and Amendment Nos. 1-4	(35)
2.2	Amendment No. 5	(42)
2.3	Amendment No. 6	(46)
2.4	Amendment No. 7	(52)
2.5	Amendment No. 8	(59)
2.6	Amendment No. 9	(60)
2.7	Amendment No. 10	(65)
2.8	Amendment No. 11	(92)

3	Not applicable

4	Form of Agreement and Plan of Reorganization are filed herein as Annex A to the Prospectus/Proxy Statement	+

5	Not applicable

6.1	Conformed Copy of Investment Advisory Contract between Federated Management and MMOT including Exhibits A-PP	(35)
6.2	Conformed copy of Amendment to the Investment Advisory Contract	(38)
6.3	Exhibit QQ	(44)
6.4	Exhibits RR-TT	(56)
6.5	Amendment #1 to Exhibit H	(58)
6.6	Amendment #1 to Exhibits T, U, V, AA, BB, CC, EE, GG, HH, JJ	(62)
6.7	Amendment #1 to Exhibit OO	(65)
6.8	Conformed copy of Investment Advisory Contract dated 7/31/2008 between Passport Research LTD and MMOT, including Exhibit A (TFIT)	(71)
6.9	Conformed copy of Investment Advisory Contract dated 3/1/1995 between FAS and MMOT	(82)

7.1	Conformed Copy of Distributor’s Contract and Exhibits A-R	(35)
7.2	Exhibit S-W	(54)
7.3	Conformed copy of Amendment to the Distributor’s Contract	(38)
7.4	Conformed copy of Distributor’s Contract (Liberty U.S. Government Money Market Trust – Class B Shares)	(23)
7.5	The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/ Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269).
7.6	Conformed copy of Amendment to the Distributor’s Contract	(46)
7.7	Exhibits X-Y	(57)
7.8	Exhibit U	(58)
7.9	Exhibit Z	(62)
7.10	Exhibit AA and Exhibit K	(63)
7.11	Conformed copy of Schedule A to the Distributor’s Contract for Class B Shares	(78)
7.12	Exhibit BB	(92)

8	Not applicable

9.1	Conformed copy of Custodian Agreement	(8)
9.2	Conformed copy of Custodian Fee Schedule	(17)
9.3	Conformed copy of the Custody Agreement (Federated Capital Reserves Fund, Federated Government Reserves Fund and Federated Municipal Trust)and Conformed Copy of Custodian Contract between the Registrant and State Street Bank and Trust Company and Federated Services Company	(62)
9.4	Conformed copy of the Custody Agreement and Fund Accounting Agreement between Federated Capital Reserves Fund, Federated Government Reserves Fund, Federated Municipal Trust and the Bank of New York	(63)
9.5	Conformed copy of the Amendments to the Custodian Contract and Fund Accounting Agreement between The Bank of New York and Federated Capital Reserves Fund, Federated Government Reserves Fund, Federated Municipal Trust, Government Obligations Tax-Managed Fund, U.S. Treasury Cash Reserves and Automated Government Cash Reserves	(65)
9.6	Conformed copy of Second Amendment to the Custody Agreement between the Funds listed and The Bank of New York;	(69)
9.7	Conformed copy of the Fourth Amendment to the Custody Agreement of the Registrant dated October 23, 2009	(75)
9.8	Conformed copy of the Custodian Contract between Federated Investment Companies and State Street Bank and Trust Company and Federated Services Company dated December 1, 1993	(76)
9.9	Conformed copy of Exhibit 1 to the Custodian Contract between Federated Investment Companies and State Street Bank and Trust Company and Federated Services Company dated December 1, 1993 and revised as of 6/30/10	(78)
9.10	Conformed Copy of Custody Agreement dated June 7, 2005, between funds listed on Schedule 1 and The Bank of New York.	(82)
9.11	Conformed copy of Fifth Amendment dated March 25, 2011 and Exhibit 1 (revised 1/31/14) to the Custodian Contract between Federated Investment Companies and State Street Bank and Trust Company and Federated Services Company dated December 1, 1993	(92)
9.12	Conformed copy of Eleventh Amendment dated August 1, 2012 to the Custody Agreement dated June 7, 2005, between funds listed on Schedule 1 and The Bank of New York Mellon	(92)

10.1	Conformed copy of Distribution Plan and Exhibits A-I	(53)
10.2	Exhibits J-K	(55)
10.3	Exhibit L	(57)
10.4	Exhibit K	(58)
10.5	Exhibit M	(62)
10.6	Conformed copy of Schedule A to the Distribution Plan for Class B Shares	(78)

11	Form of Opinion and Consent of Counsel Regarding the legality of Shares being issued	+

12	Form of Opinion regarding tax consequences of the Reorganization	(to be filed by amendment)

13.1	Conformed copy of Principal Shareholder Services Agreement (Liberty U.S. Government Money Market Trust – Class B Shares)	(23)
13.2	Conformed copy of Shareholder Services Agreement (Liberty U.S. Government Money Market Trust – Class B Shares)	(23)
13.3	The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 Revised 6/30/04, from Item 23(h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843).
13.4	The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 3/1/06, from Item (h)(viii) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309)
13.5	The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv) of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7155).
13.6	The Registrant hereby incorporates the conformed copy of the Transfer Agency and Service Agreement between the Federated Funds listed on Schedule A revised 3/1/06 and State Street Bank and Trust Company from Item 23(h)(ix)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309).
13.7	The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005 form Item 23 (h)(ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and (811-5843);
13.8	The Registrant hereby incorporates the Copy of Schedule 1, revised 9/1/05, to the Second Amended and Restated Services Agreement, from Item h(ix) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193)
13.9	The Registrant hereby incorporates the Copy of Exhibit A, revised 9/1/05, to the Financial Administration and Accounting Services Agreement, from Item h(x) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193).
13.10	The Registrant hereby incorporates the Copy of Exhibit A, revised 6/1/05, to the Transfer Agency and Services Agreement between the Federated Funds and State Street Bank and Trust Company, from Item h(xi) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193).
13.11	Conformed copy of Agreement for Administrative Services between Registrant and Federated Administrative Services;	(62)
13.12	Conformed copy of Agreement for Administrative Services, with Exhibit 1 and Amendments 1 through 4 attached, between Registrant and Federated Administrative Services	(65)
13.13	Conformed copy of Financial Administration and Accounting Services Agreement between all listed Federated Funds and State Street Bank and Trust Company	(74)
13.14	Conformed copy of the Third Amendment to the Fund Accounting Agreement of the Registrant dated October 23, 2009	(75)
13.15	Conformed copy of the Transfer Agency and Service Agreement between State Street Bank and Trust Company and the Federated funds listed on Schedule A revised as of January 1, 2010.	(76)
13.16	Copy of Exhibit A to the Financial Administration and Accounting Services Agreement (revised as of 1/1/2010)	(76)
13.17	Conformed copy of the Second Amended & Restated Services Agreement dated 12/1/2001	(76)
13.18	Copy of Exhibit 1 to the Agreement for Administrative Services revised as of 4/30/2010	(76)
13.19	Conformed copy of Schedule A to the Shareholder Services Agreement for Class B Shares	(78)
13.20	Conformed copy of Schedule A to the Principal Shareholder Services Agreement for Class B Shares	(78)
13.21	Copy of Exhibit A to the Financial Administration and Accounting Services Agreement revised as of 9/1/2010	(78)
13.22	Conformed copy of Exhibit 1 to the Agreement for Administrative Services, between Registrant and Federated Administrative Services revised as of 9/1/2010	(78)
13.23	Conformed copy of Schedule 1 to the Second Amended and Restated Services Agreement revised as of 9/1/2010	(78)
13.24	Conformed copy of Exhibit 1 to the Agreement for Administrative Services, between Registrant and Federated Administrative Services revised as of 1/1/2011	(79)
13.25	Conformed copy of Financial Administration and Accounting Services Agreement dated March 1, 2011 between funds listed on Exhibit A and State Street Bank and Trust Company	(82)
13.26	Conformed copy of Fund Accounting Agreement dated March 1, 2011 between funds listed on Schedule I and The Bank of New York Mellon	(82)
13.27	Conformed copy of Agreement for Transfer Agency Services dated November 1, 1998 between TFIT and Edward Jones	(82)
13.28	Conformed copy of Amended and Restated Agreement for Administrative Services dated September 1, 2012	(87)
13.29	Conformed copy of Compliance Support Services Addendum to Fund Accounting Agreement dated as of May 31, 2012	(87)
13.30	Conformed copy of Amended and Restated Agreement for Administrative Services dated September 1, 2012, including the 1st Amendment to the Amended and Restated Agreement for Administrative Services dated March 1, 2013	(89)

14.1	Conformed copy of Consent of Registrant’s Independent Registered Public Accounting Firm (Federated Treasury Obligations Fund)	+
14.2	Conformed copy of Consent of Registrant’s Independent Registered Public Accounting Firm (Federated Automated Government Money Trust)	+

15	Not applicable

16.1	Conformed copy of Unanimous Consent of Trustees	+
16.2	Conformed copy of Power of Attorney of the Registrant	+

17	Form of Ballot	+

+	Exhibit is being filed electronically

ALL RESPONSES ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 33-31602 and 811-5950)
1	Initial Registration Statement filed October 20, 1989
8	PEA No. 8 filed June 1, 1994
12	PEA No. 16 filed September 29, 1995
17	PEA No. 24 filed September 28, 1998
18	PEA No. 25 filed February 12, 1999
21	PEA No. 33 filed August 27, 1999
23	PEA No. 36 filed October 29, 1999
24	PEA No. 37 filed November 17, 1999
26	PEA No. 39 filed February 25, 2000
30	PEA No. 46 filed September 28, 2000
31	PEA No. 47 filed December 14, 2000
32	PEA No. 48 filed December 26, 2000
35	PEA No. 51 filed May 29, 2001
36	PEA No. 52 filed June 25, 2001
37	PEA No. 53 filed September 14, 2001
38	PEA No. 54 filed September 28, 2001
39	PEA No. 56 filed May 28, 2002
40	PEA No. 57 filed on June 28, 2002
41	PEA No. 58 filed on September 30, 2002
42	PEA No. 59 filed on December 20, 2002
43	PEA No. 62 filed on May 30, 2003
44	PEA No. 63 filed on June 30, 2003
45	PEA No. 64 filed on September 30, 2003
46	PEA No. 65 filed on December 30, 2003
47	PEA No. 66 filed on February 26, 2004
48	PEA No. 67 filed on May 27, 2004
49	PEA No. 68 filed on June 29, 2004
50	PEA No. 69 filed on June 29, 2004
51	PEA No. 70 filed on September 29, 2004
52	PEA No. 73 filed on December 3, 2004
53	PEA No. 74 filed on December 30, 2004
54	PEA No. 77 filed on February 25, 2005
55	PEA No. 79 filed on May 2, 2005
56	PEA No. 80 filed on May 27, 2005
57	PEA No. 81 filed on June 28, 2005
58	PEA No. 82 filed on September 30, 2005
59	PEA No. 83 filed on February 27, 2006
60	PEA No. 84 filed on May 26, 2006
61	PEA No. 86 filed on September 29, 2006
62	PEA No. 87 filed on February 27, 2007
63	PEA No. 91 filed on September 28, 2007
64	PEA No. 92 filed on October 19, 2007
65	PEA No. 96 filed on December 17, 2007
66	PEA No. 96 filed on February 29, 2008
67	PEA No. 98 filed on May 23, 2008
68	PEA No. 99 filed on June 27, 2008
69	PEA No. 102 filed on September 29, 2008
70	PEA No. 103 filed on February 27, 2009
71	PEA No. 104 filed on May 29, 2009
72	PEA No. 105 filed on June 26, 2009
73	PEA No. 106 filed on September 28, 2009
74	PEA No. 107 filed on December 23, 2009
75	PEA No. 109 filed on February 26, 2010
76	PEA No. 110 filed on May 24, 2010
77	PEA No. 111 filed on June 25, 2010
78	PEA No. 112 filed on September 28, 2010
79	PEA No. 114 filed on February 28, 2011
80	PEA No. 116 filed on May 25, 2011
81	PEA No. 119 filed on June 28, 2011
82	PEA No. 120 filed on September 27, 2011
83	PEA No. 124 filed on February 27, 2012
84	PEA No. 126 filed on May 24, 2012
85	PEA No. 128 filed on June 25, 2012
86	PEA No. 129 filed on June 28, 2012
87	PEA No. 132 filed on September 27, 2012
88	PEA No. 134 filed on February 27, 2013
89	PEA No. 136 filed on May 24, 2013
90	PEA No. 140 filed on July 14, 2013
91	PEA No. 141 filed on September 26, 2013
92	PEA No. 143 filed on February 26, 2014

Item 17 Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Money Market Obligations Trust, has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 2nd day of July, 2014.

MONEY MARKET OBLIGATIONS TRUST
BY: /s/ Justine Patrick Justine Patrick, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following person in the capacity and on the date indicated:
NAME	TITLE	DATE
BY: /s/ Justine Patrick Justine Patrick, Assistant Secretary	Attorney In Fact For the Persons Listed Below	July 2, 2014
John F. Donahue*	Trustee
J. Christopher Donahue*	President and Trustee (Principal Executive Officer)
Lori A. Hensler*	Treasurer (Principal Financial Officer)
John T. Collins*	Trustee
Maureen Lally-Green*	Trustee
Peter E. Madden*	Trustee
Charles F. Mansfield, Jr.*	Trustee
Thomas O’Neill*	Trustee
P. Jerome Richey*	Trustee
John S. Walsh*	Trustee
*By Power of Attorney